Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred charges, net
Balance at the beginning of the period	$ 11,455
Balance at the end of the period	17,339	$ 11,455
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period	11,455	13,031	$ 8,962
Additions	16,916	7,157	13,306
Amortization	(11,032)	(8,733)	(9,237)
Balance at the end of the period	$ 17,339	$ 11,455	$ 13,031
Period of amortization for deferred costs	2 years 6 months